DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
DERIVATIVE INSTRUMENTS [Abstract]
Fair value of foreign exchange hedge transactions	$ 104	$ 41
Fair value of foreign exchange hedge transactions	(149)	(1,497)
Total derivatives designated as hedging instruments	$ (45)	$ (1,456)